Share capital and additional paid-in capital (Details) - CNY (¥) ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Disposal of discontinued operations and subsidiaries		¥ 27,931
Additional paid-in capital
Statement [Line Items]
Beginning balance, amount	¥ 512,327		¥ 383,684
Shares issued for share placement, etc., Amount	¥ 41	1,596	54,509
Disposal of discontinued operations and subsidiaries		66,534
Share issued for downpayment of property acquisition	(4,055)
Conversion of convertible notes	¥ 3,487	6,004
Ending balance, amount	511,800		438,193
Ordinary Stock Shares [Member]
Statement [Line Items]
Beginning balance, amount	4,985		340
Shares issued for share placement, etc., Amount	¥ 3,505	139	3,470
Disposal of discontinued operations and subsidiaries		0
Share issued for downpayment of property acquisition	13,196
Conversion of convertible notes	¥ 12,485	1,036
Ending balance, amount	34,171		3,810
Total Equity [member]
Statement [Line Items]
Beginning balance, amount	517,312		384,024
Shares issued for share placement, etc., Amount	¥ 3,546	1,735	57,979
Disposal of discontinued operations and subsidiaries		66,534
Share issued for downpayment of property acquisition	9,141
Conversion of convertible notes	¥ 15,972	¥ 7,040
Ending balance, amount	¥ 545,971		¥ 442,003
Number of shares [Member]
Statement [Line Items]
Share issued for downpayment of property acquisition	36,000,000
Beginning balance, shares	14,004,888		1,042,458
Shares issued for share placement, etc.*	9,619,980	384,000	9,702,236
Conversion of convertible notes	34,564,920	2,876,194
Ending balance, shares	94,189,788		10,744,694